17 Property, Plant and Equipment (Details Narrative) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) MW	Dec. 31, 2018 BRL (R$) MW	Nov. 28, 2014 R$ / shares	Oct. 31, 2014 R$ / shares
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings and debentures | R$	R$ 4,295	R$ 4,229
Average interest rate	0.11%	0.11%
Total investment | R$	R$ 2,523,179	R$ 2,368,234
Cutia and Bento Miguel Wind Farms [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	7.24%	7.13%
Power Plants Of Parana [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	5.45%	5.36%
HPP Colider [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	5.45%	5.36%
Cutia Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Auction final price per megawatt hour | R$ / shares				R$ 144.00
Restated price due to variation of IPCA	180.6
Revision of assured power of project | MW	71.4
Installed capacity of hydroelectric plant | MW	86
Bento Miguel Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Auction final price per megawatt hour | R$ / shares			R$ 142.03
Restated price due to variation of IPCA		179.84
Revision of assured power of project | MW		54.8
Installed capacity of hydroelectric plant | MW		132.3
Copel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	6.57%
Impairment losses | R$	R$ 87,399
Write-offs | R$	R$ 124,067